NATIXIS FUNDS

Supplement dated October 11, 2016 to the Natixis Funds Prospectuses, dated March 31, 2016 and August 31, 2016, as may be revised or supplemented from time to time, for the following funds.

LOOMIS SAYLES GLOBAL GROWTH FUND

LOOMIS SAYLES INTERMEDIATE DURATION BOND FUND

Effective immediately, within the subsection “Portfolio Holdings” under the section “More Information About the Fund’s Strategies” in the prospectus, the references to the Natixis Funds’ website have been updated for easier access to the Fund’s full portfolio holdings and top 10 holdings with the sentences being restated as follows:

In addition, a list of each Fund’s full portfolio holdings, which is updated monthly after an aging period of at least 30 days, is available on the Fund’s website at ngam.natixis.com/holdings.

In addition, a list of the Fund’s top 10 holdings as of the month end is generally available within 7 business days after the month end on the Fund’s website at ngam.natixis.com/performance.

NATIXIS FUNDS

Supplement dated October 11, 2016 to the Prospectus dated May 1, 2016, as may be revised or supplemented from time to time, for the following funds.

ASG Dynamic Allocation Fund	Gateway Equity Call Premium Fund
ASG Global Alternatives Fund	Gateway Fund
ASG Global Macro Fund	Loomis Sayles Strategic Alpha Fund
ASG Managed Futures Strategy Fund	McDonnell Intermediate Municipal Bond Fund
ASG Tactical U.S. Market Fund	SeeyondSM Multi-Asset Allocation Fund

Effective immediately, within the subsection “Portfolio Holdings” under the section “More Information About the Funds’ Strategies” in the prospectus, the references to the Natixis Funds’ website have been updated for easier access to each Fund’s full portfolio holdings and top 10 holdings with the sentences being restated as follows:

In addition, a list of each Fund’s full portfolio holdings, which is updated monthly after an aging period of at least 7 days for ASG Dynamic Allocation Fund, ASG Global Alternatives Fund, ASG Global Macro Fund, ASG Managed Futures Strategy Fund, and ASG Tactical U.S. Market Fund and 30 days for Gateway Equity Call Premium Fund, Gateway Fund, Loomis Sayles Strategic Alpha Fund, McDonnell Intermediate Municipal Bond Fund and SeeyondSM Multi-Asset Allocation Fund, is available on the Funds’ website at ngam.natixis.com/holdings.

In addition, a list of the Loomis Sayles Strategic Alpha Fund’s top 10 holdings as of the month-end is generally available within 7 business days after the month-end and a list of the ASG Tactical U.S. Market Fund’s top 10 equity holdings as of the month-end is generally available after an aging period of at least 7 days on the Funds’ website at ngam.natixis.com/performance.

NATIXIS FUNDS

Supplement dated October 11, 2016 to the Prospectus dated May 1, 2016, as may be revised or supplemented from time to time, for the following funds.

AEW Real Estate Fund	Natixis U.S. Equity Opportunities Fund
Loomis Sayles Multi-Asset Income Fund	Vaughan Nelson Small Cap Value Fund
Natixis Oakmark Fund	Vaughan Nelson Value Opportunity Fund
Natixis Oakmark International Fund

Effective immediately, within the subsection “Portfolio Holdings” under the section “More Information About the Funds’ Strategies” in the prospectus, the references to the Natixis Funds’ website have been updated for easier access to each Fund’s full portfolio holdings and top 10 holdings with the sentences being restated as follows:

In addition, a list of each Fund’s full portfolio holdings, which is updated monthly after an aging period of at least 30 days (15 days for Vaughan Nelson Small Cap Value Fund and Vaughan Nelson Value Opportunity Fund and 10 business days after quarter-end for Natixis Oakmark Fund, Natixis Oakmark International Fund and Natixis U.S. Equity Opportunities Fund), is available on the Funds’ website at ngam.natixis.com/holdings.

In addition, a list of Loomis Sayles Multi-Asset Income Fund’s, Vaughan Nelson Small Cap Value Fund’s and Vaughan Nelson Value Opportunity Fund’s top 10 holdings as of the month-end is generally available within 7 business days after the month-end on the Fund’s website at ngam.natixis.com/performance.

NATIXIS FUNDS

Supplement dated October 11, 2016 to the Prospectus dated April 1, 2016, as may be revised or supplemented from time to time, for the following funds.

Loomis Sayles Dividend Income Fund	Loomis Sayles Senior Floating Rate and Fixed Income Fund
Loomis Sayles Emerging Markets Opportunities Fund	Vaughan Nelson Select Fund

Effective immediately, within the subsection “Portfolio Holdings” under the section “More Information About the Funds’ Strategies” in the prospectus, the references to the Natixis Funds’ website have been updated for easier access to each Fund’s full portfolio holdings and top 10 holdings with the sentences being restated as follows:

In addition, a list of each Fund’s full portfolio holdings, which is updated monthly after an aging period of at least 15 days for the Vaughan Nelson Select Fund, and at least 30 days for the Loomis Sayles Dividend Income Fund, Loomis Sayles Emerging Markets Opportunities Fund and Loomis Sayles Senior Floating Rate and Fixed Income Fund, is available on the Funds’ website at ngam.natixis.com/holdings.

In addition, a list of the Loomis Sayles Funds’ and Vaughan Nelson Select Fund’s top 10 holdings as of the month-end is generally available within 7 business days after the month-end on the Funds’ website at ngam.natixis.com/performance.